JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Moog, Inc., Class A	1,277	109,362
National Presto Industries, Inc.	1,590	113,208
		222,570
Automobiles & Parts — 0.5%
Dorman Products, Inc. *	4,129	417,400
Gentherm, Inc. *	9,273	598,665
		1,016,065
Banks — 5.3%
1st Source Corp.	1,415	68,231
Ameris Bancorp	10,307	487,418
Atlantic Union Bankshares Corp.	6,441	222,794
Axos Financial, Inc. *	6,501	271,482
BancFirst Corp.	1,122	120,492
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	10,198	345,610
Banner Corp.	3,725	230,913
Brookline Bancorp, Inc.	8,912	123,253
Capital City Bank Group, Inc.	693	22,446
Cathay General Bancorp	10,323	430,469
Community Trust Bancorp, Inc.	2,511	108,802
First BanCorp (Puerto Rico)	18,285	275,921
First Busey Corp.	2,495	61,502
First Financial Bancorp	6,482	144,808
First Financial Bankshares, Inc.	13,312	588,124
First Financial Corp.	1,012	47,281
First Merchants Corp.	3,156	131,069
Flagstar Bancorp, Inc.	9,941	409,569
Fulton Financial Corp.	13,156	219,574
Hancock Whitney Corp.	6,445	314,580
Hilltop Holdings, Inc.	21,235	612,630
Home BancShares, Inc.	1,501	35,424
Hope Bancorp, Inc.	31,022	466,571
Independent Bank Group, Inc.	4,495	317,886
Lakeland Financial Corp.	2,349	182,752
NBT Bancorp, Inc.	2,833	114,850
OceanFirst Financial Corp.	12,133	249,454
OFG Bancorp (Puerto Rico)	7,770	213,442
Old National Bancorp	41,698	725,956
Renasant Corp.	7,786	260,052
Republic Bancorp, Inc., Class A	1,923	86,227
Sandy Spring Bancorp, Inc.	2,485	102,631
Simmons First National Corp., Class A	15,889	377,364
TrustCo Bank Corp.	2,483	83,329
Trustmark Corp.	12,366	401,524
UMB Financial Corp.	6,207	561,733
United Bankshares, Inc.	18,629	721,687
United Community Banks, Inc.	9,284	315,935
Valley National Bancorp	57,747	675,062

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Washington Federal, Inc.	7,806	266,419
WesBanco, Inc.	7,727	263,645
		11,658,911
Beverages — 1.7%
BRC, Inc., Class A * (a)	14,418	135,385
Celsius Holdings, Inc. *	10,713	953,029
Coca-Cola Consolidated, Inc.	1,123	576,099
Duckhorn Portfolio, Inc. (The) *	19,124	350,734
MGP Ingredients, Inc.	6,017	632,868
National Beverage Corp.	12,048	652,761
Primo Water Corp.	33,493	442,777
		3,743,653
Chemicals — 3.7%
AdvanSix, Inc.	12,355	485,428
American Vanguard Corp.	16,235	380,061
Avient Corp.	13,937	601,382
Balchem Corp.	4,763	646,625
Cabot Corp.	9,027	670,345
GCP Applied Technologies, Inc. *	12,147	382,630
Ingevity Corp. *	9,258	621,212
Innospec, Inc.	6,118	624,036
Intrepid Potash, Inc. *	7,641	348,430
Livent Corp. * (a)	24,114	600,197
LSB Industries, Inc. *	8,104	111,916
Orion Engineered Carbons SA (Germany)	24,626	425,783
Quaker Chemical Corp.	1,360	220,606
Rayonier Advanced Materials, Inc. *	46,672	165,219
Sensient Technologies Corp.	8,097	696,180
Stepan Co.	4,908	550,727
Tronox Holdings plc, Class A	34,615	540,340
		8,071,117
Construction & Materials — 1.8%
Comfort Systems USA, Inc.	6,814	719,967
EMCOR Group, Inc.	4,840	563,231
Exponent, Inc.	4,208	422,862
GMS, Inc. *	6,447	342,142
Great Lakes Dredge & Dock Corp. *	4,074	52,677
Griffon Corp.	4,528	135,885
Installed Building Products, Inc.	2,984	302,637
Masonite International Corp. *	3,062	278,734
Mueller Water Products, Inc., Class A	18,491	240,753
Patrick Industries, Inc.	3,587	217,803
Quanex Building Products Corp.	4,892	120,392
Simpson Manufacturing Co., Inc.	5,285	545,835
		3,942,918

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — 0.5%
Carriage Services, Inc.	1,955	70,927
Laureate Education, Inc., Class A	43,044	509,641
Perdoceo Education Corp. *	13,827	189,430
Rent-A-Center, Inc.	12,547	295,231
		1,065,229
Electricity — 1.9%
ALLETE, Inc.	7,913	491,160
Clearway Energy, Inc., Class C	18,578	697,418
MGE Energy, Inc.	5,583	454,345
NorthWestern Corp.	10,927	605,902
Ormat Technologies, Inc. (a)	5,526	478,220
PNM Resources, Inc.	14,493	699,577
Portland General Electric Co.	13,032	669,063
Via Renewables, Inc.	18,593	150,975
		4,246,660
Electronic & Electrical Equipment — 1.3%
Atkore, Inc. *	6,393	634,633
AZZ, Inc.	4,887	207,893
Badger Meter, Inc.	5,774	555,401
Brady Corp., Class A	5,141	245,997
Encore Wire Corp.	4,938	683,765
Watts Water Technologies, Inc., Class A	3,890	537,326
		2,865,015
Finance & Credit Services — 1.7%
Encore Capital Group, Inc. *	5,091	368,741
Enova International, Inc. *	8,673	299,305
Mr. Cooper Group, Inc. *	14,570	656,379
Navient Corp.	46,582	767,206
Nelnet, Inc., Class A	1,609	153,000
PennyMac Financial Services, Inc.	10,261	562,200
Radian Group, Inc.	27,628	618,038
Walker & Dunlop, Inc.	3,780	425,779
		3,850,648
Food Producers — 3.9%
Andersons, Inc. (The)	11,718	423,840
B&G Foods, Inc.	19,545	482,957
BellRing Brands, Inc. *	18,809	454,049
Cal-Maine Foods, Inc.	10,855	554,799
Fresh Del Monte Produce, Inc.	16,518	490,750
Hain Celestial Group, Inc. (The) *	17,748	403,767
Herbalife Nutrition Ltd. *	20,089	490,373
Hostess Brands, Inc. *	32,710	739,900
J & J Snack Foods Corp.	3,538	479,434
John B Sanfilippo & Son, Inc.	4,868	364,613
Lancaster Colony Corp.	3,406	450,886
Medifast, Inc.	2,324	390,874

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Nature's Sunshine Products, Inc. *	5,321	55,605
Simply Good Foods Co. (The) *	16,958	553,170
SunOpta, Inc. (Canada) *	18,398	162,270
Tattooed Chef, Inc. *	9,370	59,125
Tootsie Roll Industries, Inc.	14,408	506,009
TreeHouse Foods, Inc. *	14,634	635,408
USANA Health Sciences, Inc. *	5,774	401,986
Utz Brands, Inc. (a)	30,183	507,678
		8,607,493
Gas, Water & Multi-utilities — 3.7%
American States Water Co.	6,873	599,119
Avista Corp.	12,820	541,773
Black Hills Corp.	8,852	683,374
Brookfield Infrastructure Corp., Class A (Canada)	13,420	614,770
California Water Service Group	8,464	508,517
Chesapeake Utilities Corp.	3,716	509,575
Evoqua Water Technologies Corp. *	16,589	632,207
Middlesex Water Co.	5,188	493,431
New Jersey Resources Corp.	13,395	618,715
Northwest Natural Holding Co.	8,836	474,228
ONE Gas, Inc.	5,250	445,935
SJW Group	5,804	381,091
South Jersey Industries, Inc.	17,388	596,061
Southwest Gas Holdings, Inc.	7,212	627,155
Spire, Inc.	5,782	435,038
		8,160,989
General Industrials — 1.5%
Apogee Enterprises, Inc.	4,936	205,387
Barnes Group, Inc.	2,486	84,077
CSW Industrials, Inc.	1,692	202,143
Greif, Inc., Class A	6,252	441,516
HB Fuller Co.	9,511	610,606
Kronos Worldwide, Inc.	17,478	307,088
Myers Industries, Inc.	4,971	120,944
Otter Tail Corp.	8,240	579,025
Standex International Corp.	1,669	162,027
TriMas Corp.	1,926	57,010
Trinseo plc	14,748	527,536
		3,297,359
Health Care Providers — 2.9%
Addus HomeCare Corp. *	2,975	276,110
Apollo Medical Holdings, Inc. * (a)	11,859	628,883
Brookdale Senior Living, Inc. *	7,890	38,030
Community Health Systems, Inc. *	35,771	106,597
Computer Programs and Systems, Inc. *	4,135	139,597
CorVel Corp. *	2,575	424,592

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Ensign Group, Inc. (The)	8,649	689,239
Healthcare Services Group, Inc.	8,462	121,345
LHC Group, Inc. *	3,455	563,372
ModivCare, Inc. *	3,709	370,158
NextGen Healthcare, Inc. *	9,497	162,589
Omnicell, Inc. *	4,034	444,224
Option Care Health, Inc. *	21,727	730,027
Pennant Group, Inc. (The) *	8,629	115,111
RadNet, Inc. *	6,917	142,283
Select Medical Holdings Corp.	18,361	543,853
Surgery Partners, Inc. *	14,531	572,231
US Physical Therapy, Inc.	1,748	226,855
		6,295,096
Household Goods & Home Construction — 1.7%
Beazer Homes USA, Inc. *	4,805	70,874
Central Garden & Pet Co., Class A *	7,768	316,934
CompX International, Inc.	1,447	32,919
Ethan Allen Interiors, Inc.	19,856	456,489
HNI Corp.	10,183	359,664
Interface, Inc.	25,661	371,828
La-Z-Boy, Inc.	16,875	470,306
LGI Homes, Inc. *	1,155	130,284
M/I Homes, Inc. *	7,325	337,023
MDC Holdings, Inc.	4,181	151,561
MillerKnoll, Inc.	11,244	338,557
Sleep Number Corp. *	1,545	69,618
Steelcase, Inc., Class A	18,105	201,509
Taylor Morrison Home Corp. *	10,374	297,734
Tri Pointe Homes, Inc. *	7,501	138,918
		3,744,218
Industrial Engineering — 1.3%
Albany International Corp., Class A (a)	2,984	272,350
Astec Industries, Inc.	5,539	272,131
Columbus McKinnon Corp.	5,798	191,914
EnPro Industries, Inc.	3,640	340,267
Franklin Electric Co., Inc.	6,582	597,777
Hillenbrand, Inc.	11,846	547,285
John Bean Technologies Corp.	2,510	281,898
Tennant Co.	1,187	79,565
Titan Machinery, Inc. *	3,265	91,845
Zurn Elkay Water Solutions Corp.	10,333	299,140
		2,974,172
Industrial Materials — 1.8%
Boise Cascade Co.	8,476	599,338
Clearwater Paper Corp. *	11,201	399,876
Glatfelter Corp.	14,274	87,642

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Materials — continued
Koppers Holdings, Inc.	12,193	287,023
Materion Corp.	7,501	614,632
Mativ, Inc.	22,682	495,602
Minerals Technologies, Inc.	8,792	587,393
Tredegar Corp.	9,383	98,334
UFP Industries, Inc.	8,627	795,496
		3,965,336
Industrial Metals & Mining — 3.7%
Arconic Corp. *	1,007	30,422
Carpenter Technology Corp.	19,542	628,080
Century Aluminum Co. *	23,983	189,226
Commercial Metals Co.	16,976	672,589
Compass Minerals International, Inc.	9,869	367,423
Constellium SE *	29,653	433,823
Energy Fuels, Inc. * (a)	51,904	348,276
GrafTech International Ltd.	56,443	434,611
Haynes International, Inc.	7,173	277,308
Kaiser Aluminum Corp.	5,916	448,255
Mueller Industries, Inc.	11,896	800,958
Olympic Steel, Inc.	4,696	139,612
RBC Bearings, Inc. *	3,511	828,596
Ryerson Holding Corp.	6,846	187,580
Schnitzer Steel Industries, Inc., Class A	13,399	476,469
TimkenSteel Corp. *	19,508	395,817
Uranium Energy Corp. * (a)	91,486	384,241
US Silica Holdings, Inc. *	42,833	592,380
Worthington Industries, Inc.	10,655	545,643
		8,181,309
Industrial Support Services — 2.6%
ABM Industries, Inc.	8,324	373,248
Applied Industrial Technologies, Inc.	6,481	651,924
ASGN, Inc. *	5,269	546,711
CoreCivic, Inc., REIT *	32,746	352,674
CRA International, Inc.	2,700	267,327
Distribution Solutions Group, Inc. *	718	35,613
DXP Enterprises, Inc. *	1,062	36,108
EVERTEC, Inc. (Puerto Rico)	7,273	283,574
ExlService Holdings, Inc. *	3,333	561,177
Forrester Research, Inc. *	3,049	141,748
Heidrick & Struggles International, Inc.	3,901	121,477
Insperity, Inc.	3,202	351,388
Korn Ferry	4,719	309,142
Maximus, Inc.	8,717	582,731
Pitney Bowes, Inc.	32,513	106,318
Resources Connection, Inc.	4,375	93,888
TriNet Group, Inc. *	5,043	416,048
TrueBlue, Inc. *	2,872	62,150

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
TTEC Holdings, Inc.	3,355	245,485
UniFirst Corp.	847	165,919
		5,704,650
Industrial Transportation — 2.8%
ArcBest Corp.	5,073	449,468
Atlas Air Worldwide Holdings, Inc. *	8,912	674,727
Costamare, Inc. (Monaco)	15,222	178,554
DHT Holdings, Inc.	105,476	692,977
Federal Signal Corp.	6,109	253,646
Forward Air Corp.	3,826	401,462
Frontline Ltd. (Norway) * (a)	40,007	383,667
GATX Corp.	3,351	335,938
Genco Shipping & Trading Ltd.	14,502	279,599
Hub Group, Inc., Class A *	1,406	107,418
Matson, Inc.	7,286	667,908
McGrath RentCorp	3,080	259,829
Saia, Inc. *	2,657	631,967
Scorpio Tankers, Inc. (Monaco)	2,839	109,614
Triton International Ltd. (Bermuda)	11,140	713,851
Wabash National Corp.	5,029	90,824
		6,231,449
Investment Banking & Brokerage Services — 1.6%
Artisan Partners Asset Management, Inc., Class A	15,708	624,550
B Riley Financial, Inc.	2,779	143,230
Brightsphere Investment Group, Inc.	19,325	365,436
Cohen & Steers, Inc.	5,170	380,977
Cowen, Inc., Class A (a)	16,292	571,361
Federated Hermes, Inc.	15,279	521,167
Houlihan Lokey, Inc.	4,397	371,810
Moelis & Co., Class A	9,380	436,920
Virtus Investment Partners, Inc.	922	190,227
		3,605,678
Leisure Goods — 1.4%
Camping World Holdings, Inc., Class A (a)	17,448	471,794
Fox Factory Holding Corp. *	3,856	365,009
LCI Industries	2,863	386,763
Smith & Wesson Brands, Inc.	42,287	615,276
Sonos, Inc. *	17,383	384,338
Sturm Ruger & Co., Inc.	9,750	644,767
Universal Electronics, Inc. *	4,692	130,203
		2,998,150
Life Insurance — 0.5%
American Equity Investment Life Holding Co.	11,372	427,132
CNO Financial Group, Inc.	31,389	588,544
National Western Life Group, Inc., Class A	220	44,440
		1,060,116

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Media — 0.3%
Gray Television, Inc.	14,597	271,066
QuinStreet, Inc. *	2,991	32,153
TEGNA, Inc.	21,341	446,881
		750,100
Medical Equipment & Services — 3.7%
AdaptHealth Corp. *	16,696	369,149
Anika Therapeutics, Inc. * (a)	1,946	45,459
AtriCure, Inc. *	8,185	404,421
Atrion Corp.	218	147,346
Avanos Medical, Inc. *	6,063	172,007
CONMED Corp.	5,546	541,456
Fulgent Genetics, Inc. *	9,673	577,962
Inogen, Inc. *	1,448	40,283
Integer Holdings Corp. *	6,405	447,645
Lantheus Holdings, Inc. *	10,287	789,219
Meridian Bioscience, Inc. *	23,739	751,577
Merit Medical Systems, Inc. *	10,717	616,013
Neogen Corp. * (a)	16,502	381,691
NeoGenomics, Inc. *	20,472	207,177
OraSure Technologies, Inc. *	55,119	168,664
Orthofix Medical, Inc. *	3,687	94,571
Owens & Minor, Inc.	17,397	616,028
Patterson Cos., Inc.	21,822	677,791
STAAR Surgical Co. *	5,421	437,475
Surmodics, Inc. *	4,205	146,334
Varex Imaging Corp. *	17,632	393,017
Zynex, Inc. (a)	5,705	48,949
		8,074,234
Mortgage Real Estate Investment Trusts — 2.2%
Apollo Commercial Real Estate Finance, Inc.	24,499	313,097
Arbor Realty Trust, Inc.	23,567	391,684
Blackstone Mortgage Trust, Inc., Class A	15,427	477,774
Dynex Capital, Inc.	6,995	117,516
Ellington Financial, Inc. (a)	32,430	520,502
Granite Point Mortgage Trust, Inc.	10,584	112,296
iStar, Inc.	32,351	540,585
KKR Real Estate Finance Trust, Inc.	26,416	514,848
Ladder Capital Corp.	23,845	283,279
MFA Financial, Inc.	38,213	495,240
New York Mortgage Trust, Inc.	98,590	309,573
PennyMac Mortgage Investment Trust	7,518	115,476
Ready Capital Corp.	19,342	269,047
Redwood Trust, Inc.	36,224	313,700
TPG RE Finance Trust, Inc.	8,824	95,740
		4,870,357

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — 1.0%
Employers Holdings, Inc.	6,020	239,054
Enstar Group Ltd. *	1,393	275,703
Essent Group Ltd.	5,283	220,618
Horace Mann Educators Corp.	4,962	169,948
Safety Insurance Group, Inc.	2,603	225,290
Selective Insurance Group, Inc.	4,999	389,222
Stewart Information Services Corp.	11,172	610,550
		2,130,385
Non-Renewable Energy — 5.3%
Arch Resources, Inc.	2,598	335,506
Archrock, Inc.	63,069	532,302
Berry Corp.	32,266	275,552
Brigham Minerals, Inc., Class A	9,497	252,145
Cactus, Inc., Class A	13,106	545,079
Centennial Resource Development, Inc., Class A *	69,490	462,803
ChampionX Corp.	14,481	302,508
Civitas Resources, Inc.	8,269	487,540
CNX Resources Corp. *	28,376	490,054
CONSOL Energy, Inc. *	12,414	761,227
DMC Global, Inc. *	8,232	187,360
Dril-Quip, Inc. *	1,859	47,683
Helix Energy Solutions Group, Inc. *	58,996	238,344
Magnolia Oil & Gas Corp., Class A	22,973	554,339
Matador Resources Co.	10,260	592,823
MRC Global, Inc. *	16,044	186,431
Nabors Industries Ltd. *	3,756	535,192
Newpark Resources, Inc. *	10,814	38,065
Northern Oil and Gas, Inc.	7,955	229,343
NOW, Inc. *	24,656	272,695
Oceaneering International, Inc. *	17,028	180,837
Patterson-UTI Energy, Inc.	36,205	599,193
ProPetro Holding Corp. *	48,187	506,927
Ranger Oil Corp.	13,107	498,852
RPC, Inc. *	17,204	140,385
SandRidge Energy, Inc. *	13,522	253,267
SM Energy Co.	13,184	544,236
Solaris Oilfield Infrastructure, Inc., Class A	32,398	359,294
SunCoke Energy, Inc.	53,808	398,179
Warrior Met Coal, Inc.	6,952	221,977
World Fuel Services Corp.	19,611	543,617
		11,573,755
Personal Care, Drug & Grocery Stores — 3.4%
ACCO Brands Corp.	46,117	330,659
Beauty Health Co. (The) *	36,103	480,892
Chefs' Warehouse, Inc. (The) *	14,849	513,924
Edgewell Personal Care Co.	14,146	562,728
Energizer Holdings, Inc.	15,132	446,848

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Ingles Markets, Inc., Class A	6,456	616,290
Nu Skin Enterprises, Inc., Class A	11,220	488,182
PetMed Express, Inc. (a)	20,770	453,201
PLBY Group, Inc. * (a)	33,405	214,460
Rite Aid Corp. * (a)	69,676	573,434
SpartanNash Co.	20,000	645,800
Sprouts Farmers Market, Inc. *	18,486	510,953
United Natural Foods, Inc. *	14,175	602,579
Veru, Inc. * (a)	46,281	560,000
WD-40 Co. (a)	2,682	475,706
Weis Markets, Inc.	1,564	120,319
		7,595,975
Personal Goods — 0.7%
Movado Group, Inc.	9,496	322,674
Oxford Industries, Inc.	4,883	465,838
Signet Jewelers Ltd.	8,679	529,072
Steven Madden Ltd.	10,026	317,824
		1,635,408
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.2%
Amphastar Pharmaceuticals, Inc. *	14,457	540,547
ANI Pharmaceuticals, Inc. *	4,202	143,919
Arcus Biosciences, Inc. *	6,160	163,794
Arrowhead Pharmaceuticals, Inc. *	12,413	527,925
Arvinas, Inc. *	6,782	360,192
Castle Biosciences, Inc. *	5,958	166,586
Catalyst Pharmaceuticals, Inc. *	41,029	420,137
Codexis, Inc. *	4,123	28,284
Collegium Pharmaceutical, Inc. *	14,359	246,831
Corcept Therapeutics, Inc. *	14,168	406,055
Dynavax Technologies Corp. *	35,017	503,544
Eagle Pharmaceuticals, Inc. *	3,000	119,100
Emergent BioSolutions, Inc. *	6,222	215,530
Halozyme Therapeutics, Inc. *	11,940	583,866
Heska Corp. * (a)	1,515	138,607
Innoviva, Inc. * (a)	29,156	418,097
Kodiak Sciences, Inc. *	5,446	54,188
Ligand Pharmaceuticals, Inc. *	2,754	253,451
Medpace Holdings, Inc. *	3,803	644,723
Myriad Genetics, Inc. *	10,092	266,227
Pacific Biosciences of California, Inc. * (a)	39,838	174,092
Pacira BioSciences, Inc. *	9,700	548,632
PDL BioPharma, Inc. ‡ *	22,361	55,455
Prestige Consumer Healthcare, Inc. *	10,333	623,183
Prothena Corp. plc (Ireland) *	16,007	497,177
Supernus Pharmaceuticals, Inc. *	15,707	498,697
Travere Therapeutics, Inc. * (a)	9,240	217,510

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Vanda Pharmaceuticals, Inc. *	16,583	178,765
Xencor, Inc. *	6,249	179,284
		9,174,398
Precious Metals & Mining — 0.2%
Hecla Mining Co.	97,968	443,795
Real Estate Investment & Services — 1.2%
Anywhere Real Estate, Inc. *	45,771	454,506
Cushman & Wakefield plc *	20,599	346,063
Douglas Elliman, Inc.	37,495	224,970
eXp World Holdings, Inc. (a)	19,500	289,770
Kennedy-Wilson Holdings, Inc.	17,302	357,459
Marcus & Millichap, Inc.	4,079	166,913
Newmark Group, Inc., Class A	48,194	549,412
St. Joe Co. (The)	8,266	347,337
		2,736,430
Real Estate Investment Trusts — 8.3%
Agree Realty Corp.	8,547	680,256
Alexander & Baldwin, Inc.	6,877	136,921
American Assets Trust, Inc.	6,541	197,734
Apartment Investment and Management Co., Class A *	39,231	326,402
Ares Commercial Real Estate Corp.	23,294	319,128
Bluerock Residential Growth REIT, Inc.	4,712	123,784
Brandywine Realty Trust	24,213	226,392
Broadstone Net Lease, Inc.	32,189	729,725
CareTrust REIT, Inc.	22,618	467,062
Centerspace	3,399	291,940
Community Healthcare Trust, Inc.	4,112	160,162
DiamondRock Hospitality Co. *	12,596	116,891
DigitalBridge Group, Inc. *	87,223	477,982
Easterly Government Properties, Inc.	9,512	192,808
Essential Properties Realty Trust, Inc.	23,433	565,204
Four Corners Property Trust, Inc.	18,475	540,024
GEO Group, Inc. (The) * (a)	96,269	631,525
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,830	390,855
Independence Realty Trust, Inc.	28,112	624,086
Industrial Logistics Properties Trust	7,797	78,204
Innovative Industrial Properties, Inc.	3,182	306,777
Kite Realty Group Trust	34,454	685,290
LTC Properties, Inc.	11,313	474,015
LXP Industrial Trust	47,208	517,872
Macerich Co. (The)	39,397	418,002
National Health Investors, Inc.	7,260	470,738
NexPoint Residential Trust, Inc.	4,739	315,333
Office Properties Income Trust	9,685	201,254
Pebblebrook Hotel Trust	26,754	523,308
Phillips Edison & Co., Inc.	7,372	250,943
Physicians Realty Trust	32,140	571,128

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Piedmont Office Realty Trust, Inc., Class A	30,362	417,781
PotlatchDeltic Corp.	13,509	662,346
Retail Opportunity Investments Corp.	30,067	524,970
RPT Realty	23,087	250,956
Sabra Health Care REIT, Inc.	32,340	497,713
SITE Centers Corp.	37,915	553,938
STAG Industrial, Inc.	18,234	597,710
Summit Hotel Properties, Inc. *	20,018	157,141
Tanger Factory Outlet Centers, Inc.	38,881	632,594
Terreno Realty Corp.	10,447	654,505
Uniti Group, Inc.	39,667	395,480
Urban Edge Properties	25,485	418,719
Washington	13,512	299,561
Whitestone	9,374	105,270
Xenia Hotels & Resorts, Inc. *	1,137	18,669
		18,199,098
Renewable Energy — 0.4%
Arcosa, Inc.	10,892	561,592
Green Plains, Inc. *	3,849	138,641
REX American Resources Corp. *	2,718	259,460
		959,693
Retailers — 2.7%
Abercrombie & Fitch Co., Class A *	25,849	460,371
America's Car-Mart, Inc. *	1,576	163,226
Asbury Automotive Group, Inc. *	997	171,125
Big 5 Sporting Goods Corp. (a)	31,656	407,096
Big Lots, Inc. (a)	7,655	154,554
Buckle, Inc. (The)	18,374	554,895
Caleres, Inc.	1,766	43,832
Citi Trends, Inc. *	6,764	166,259
Dillard's, Inc., Class A (a)	2,148	488,348
Genesco, Inc. *	7,894	442,459
Global Industrial Co.	974	34,821
Group 1 Automotive, Inc.	2,470	436,992
Haverty Furniture Cos., Inc. (a)	13,093	357,832
Hibbett, Inc.	5,700	267,444
LL Flooring Holdings, Inc. *	12,790	128,412
Murphy USA, Inc.	1,881	534,881
ODP Corp. (The) *	7,058	256,205
PriceSmart, Inc.	1,413	93,795
Shoe Carnival, Inc.	18,604	405,753
Sportsman's Warehouse Holdings, Inc. *	4,807	47,397
Zumiez, Inc. *	13,890	361,140
		5,976,837
Software & Computer Services — 3.7%
Agilysys, Inc. *	6,212	300,040

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Alarm.com Holdings, Inc. *	2,385	168,786
Appfolio, Inc., Class A *	1,945	198,020
Avid Technology, Inc. *	10,402	291,880
Cerence, Inc. *	9,724	273,925
ChannelAdvisor Corp. *	19,822	292,176
Consensus Cloud Solutions, Inc. *	2,153	116,327
CSG Systems International, Inc.	8,840	576,810
MicroStrategy, Inc., Class A * (a)	1,636	467,994
Mitek Systems, Inc. *	10,012	108,931
NetScout Systems, Inc. *	12,861	457,594
OneSpan, Inc. *	9,425	104,335
Perficient, Inc. *	5,876	620,036
Progress Software Corp.	11,222	526,985
Qualys, Inc. *	5,268	644,382
Sailpoint Technologies Holdings, Inc. *	4,262	271,788
Shutterstock, Inc.	7,439	420,303
Simulations Plus, Inc.	5,410	347,052
SPS Commerce, Inc. *	5,619	672,931
Verint Systems, Inc. *	9,574	437,245
Workiva, Inc. *	6,779	444,024
Ziff Davis, Inc. *	6,268	513,287
		8,254,851
Technology Hardware & Equipment — 7.4%
Advanced Energy Industries, Inc.	6,552	586,339
Alpha & Omega Semiconductor Ltd. *	11,416	479,586
Amkor Technology, Inc.	29,600	597,032
Axcelis Technologies, Inc. *	11,362	799,090
Benchmark Electronics, Inc.	7,674	196,301
CEVA, Inc. *	4,897	182,315
Cohu, Inc. *	13,359	381,800
CTS Corp.	5,795	235,741
Diodes, Inc. *	7,746	630,292
Fabrinet (Thailand) *	5,357	514,593
FormFactor, Inc. *	17,520	623,011
Ichor Holdings Ltd. *	6,656	208,067
Insight Enterprises, Inc. *	6,756	631,078
Kulicke & Soffa Industries, Inc. (Singapore) (a)	11,317	544,574
MaxLinear, Inc. *	12,129	490,133
Methode Electronics, Inc.	9,720	400,853
NeoPhotonics Corp. *	41,359	661,330
Novanta, Inc. *	3,670	565,914
Onto Innovation, Inc. *	8,779	730,852
PC Connection, Inc.	2,751	130,480
Photronics, Inc. *	24,175	575,607
Plexus Corp. *	5,037	473,226
Power Integrations, Inc.	8,188	696,062
Rambus, Inc. *	26,194	662,184

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Rogers Corp. *	1,111	299,137
ScanSource, Inc. *	5,426	173,361
Semtech Corp. *	8,986	560,097
SiTime Corp. *	2,978	553,848
SMART Global Holdings, Inc. *	13,834	271,423
Super Micro Computer, Inc. *	2,062	111,369
Synaptics, Inc. *	3,204	464,420
TTM Technologies, Inc. *	23,246	314,518
Ultra Clean Holdings, Inc. *	16,272	546,739
Vishay Intertechnology, Inc.	23,618	487,948
Xperi Holding Corp.	26,991	452,369
		16,231,689
Telecommunications Equipment — 3.5%
ADTRAN Holdings, Inc.	25,677	618,559
Aviat Networks, Inc. *	8,663	254,519
Calix, Inc. *	12,775	728,686
Cambium Networks Corp. *	18,312	345,181
Clearfield, Inc. *	7,022	692,018
Comtech Telecommunications Corp.	15,271	177,449
EchoStar Corp., Class A *	28,184	556,916
Extreme Networks, Inc. *	62,715	820,312
Harmonic, Inc. *	55,075	601,419
Infinera Corp. * (a)	60,183	394,199
InterDigital, Inc.	8,561	525,560
Lightwave Logic, Inc. * (a)	29,128	310,796
NETGEAR, Inc. * (a)	13,703	353,263
Plantronics, Inc. *	16,369	651,322
Ribbon Communications, Inc. *	1,005	3,407
Viavi Solutions, Inc. *	44,747	662,256
		7,695,862
Telecommunications Service Providers — 2.5%
Anterix, Inc. *	4,178	185,879
Cogent Communications Holdings, Inc.	9,627	614,299
Consolidated Communications Holdings, Inc. *	59,198	390,707
Globalstar, Inc. * (a)	519,887	727,842
Gogo, Inc. *	33,956	589,476
IDT Corp., Class B *	19,370	504,201
Iridium Communications, Inc. *	18,047	806,881
Liberty Latin America Ltd., Class C (Chile) *	53,240	390,782
Shenandoah Telecommunications Co.	20,761	462,970
Telephone and Data Systems, Inc.	29,011	458,664
WideOpenWest, Inc. *	20,889	383,940
		5,515,641
Tobacco — 0.7%
22nd Century Group, Inc. * (a)	128,240	215,443
Turning Point Brands, Inc.	15,601	374,424

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Tobacco — continued
Universal Corp.	8,722	487,647
Vector Group Ltd.	50,651	564,252
		1,641,766
Travel & Leisure — 0.1%
Biglari Holdings, Inc., Class B *	121	14,545
Chuy's Holdings, Inc. *	1,402	31,167
El Pollo Loco Holdings, Inc. *	3,275	31,833
Ruth's Hospitality Group, Inc.	2,718	47,701
		125,246
Waste & Disposal Services — 0.4%
Casella Waste Systems, Inc., Class A *	6,781	548,922
Vertex Energy, Inc. * (a)	27,378	371,793
		920,715
Total Common Stocks (Cost $217,004,933)		220,015,036
	NO. OF RIGHTS
Rights—0.0% ^
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0% ^
Achillion Pharmaceuticals, Inc., CVR ‡ *(Cost $—(b))	12,757	6,378
	SHARES
Short-Term Investments — 4.7%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)(Cost $152,379)	152,379	152,380
Investment of Cash Collateral from Securities Loaned — 4.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.06% (c) (d)	8,342,462	8,338,291
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	1,761,776	1,761,776
Total Investment of Cash Collateral from Securities Loaned (Cost $10,098,565)		10,100,067
Total Short-Term Investments (Cost $10,250,944)		10,252,447
Total Investments — 104.5% (Cost $227,255,877)		230,273,861
Liabilities in Excess of Other Assets — (4.5)%		(9,922,169)
NET ASSETS — 100.0%		220,351,692

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $9,907,915.
(b)	Value is zero.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	2	09/16/2022	USD	188,500	12,461

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$222,570	$—	$—	$222,570
Automobiles & Parts	1,016,065	—	—	1,016,065
Banks	11,658,911	—	—	11,658,911
Beverages	3,743,653	—	—	3,743,653

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chemicals	$8,071,117	$—	$—	$8,071,117
Construction & Materials	3,942,918	—	—	3,942,918
Consumer Services	1,065,229	—	—	1,065,229
Electricity	4,246,660	—	—	4,246,660
Electronic & Electrical Equipment	2,865,015	—	—	2,865,015
Finance & Credit Services	3,850,648	—	—	3,850,648
Food Producers	8,607,493	—	—	8,607,493
Gas, Water & Multi-utilities	8,160,989	—	—	8,160,989
General Industrials	3,297,359	—	—	3,297,359
Health Care Providers	6,295,096	—	—	6,295,096
Household Goods & Home Construction	3,744,218	—	—	3,744,218
Industrial Engineering	2,974,172	—	—	2,974,172
Industrial Materials	3,965,336	—	—	3,965,336
Industrial Metals & Mining	8,181,309	—	—	8,181,309
Industrial Support Services	5,704,650	—	—	5,704,650
Industrial Transportation	6,231,449	—	—	6,231,449
Investment Banking & Brokerage Services	3,605,678	—	—	3,605,678
Leisure Goods	2,998,150	—	—	2,998,150
Life Insurance	1,060,116	—	—	1,060,116
Media	750,100	—	—	750,100
Medical Equipment & Services	8,074,234	—	—	8,074,234
Mortgage Real Estate Investment Trusts	4,870,357	—	—	4,870,357
Non-life Insurance	2,130,385	—	—	2,130,385
Non-Renewable Energy	11,573,755	—	—	11,573,755
Personal Care, Drug & Grocery Stores	7,595,975	—	—	7,595,975
Personal Goods	1,635,408	—	—	1,635,408
Pharmaceuticals, Biotechnology & Marijuana Producers	9,118,943	—	55,455	9,174,398
Precious Metals & Mining	443,795	—	—	443,795
Real Estate Investment & Services	2,736,430	—	—	2,736,430
Real Estate Investment Trusts	18,199,098	—	—	18,199,098
Renewable Energy	959,693	—	—	959,693
Retailers	5,976,837	—	—	5,976,837
Software & Computer Services	8,254,851	—	—	8,254,851
Technology Hardware & Equipment	16,231,689	—	—	16,231,689
Telecommunications Equipment	7,695,862	—	—	7,695,862
Telecommunications Service Providers	5,515,641	—	—	5,515,641
Tobacco	1,641,766	—	—	1,641,766
Travel & Leisure	125,246	—	—	125,246
Waste & Disposal Services	920,715	—	—	920,715
Total Common Stocks	219,959,581	—	55,455	220,015,036
Rights	—	—	6,378	6,378
Short-Term Investments
Investment Companies	152,380	—	—	152,380

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$10,100,067	$—	$—	$10,100,067
Total Short-Term Investments	10,252,447	—	—	10,252,447
Total Investments in Securities	$230,212,028	$—	$61,833	$230,273,861
Appreciation in Other Financial Instruments
Futures Contracts	$12,461	$—	$—	$12,461
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$16,344,863	$24,000,000	$32,000,000	$(8,074)	$1,502	$8,338,291	8,342,462	$39,487	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	337,403	12,778,514	12,963,537	—	—	152,380	152,379	2,359	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	3,231,887	49,787,654	51,257,765	—	—	1,761,776	1,761,776	7,413	—
Total	$19,914,153	$86,566,168	$96,221,302	$(8,074)	$1,502	$10,252,447		$49,259	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.